INTEREST AND SIMILAR INCOME AND INTEREST AND SIMILAR EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interest Income Expense Explanatory [Abstract]
Disclosure of detailed information of interest income expenses [Text Block]
This item consists of the following:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	9,546,454	9,479,867	8,706,372
Interest on available-for-sale investments	951,981	828,004	716,786
Interest on held-to-maturity investments	234,380	190,466	136,579
Interest on trading securities	113,484	86,568	68,538
Interest on due from banks	88,359	48,626	32,818
Dividends received	52,906	51,831	55,594
Other interest and similar income	43,119	87,693	67,402
Total	11,030,683	10,773,055	9,784,089

Interest and similar expense
Interest on deposits and obligations	(1,132,041)	(1,062,751)	(859,797)
Interest on bonds and notes issued	(835,255)	(805,351)	(753,174)
Interest on due to banks and correspondents	(763,436)	(822,514)	(758,396)
Other interest and similar expense	(228,464)	(224,098)	(155,766)
Total	(2,959,196)	(2,914,714)	(2,527,133)